                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


           VAN KAMPEN AGGRESSIVE GROWTH FUND

           PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)


                                                                                            NUMBER OF
           DESCRIPTION                                                                        SHARES            VALUE
           COMMON STOCKS    96.5%
           AEROSPACE & DEFENSE    1.1%
           Precision Castparts Corp.                                                         300,000      $    15,543,000
                                                                                                       -------------------

           AIR FREIGHT & LOGISTICS    0.8%
           C.H. Robinson Worldwide, Inc.                                                     300,000           11,109,000
                                                                                                       -------------------

           APPAREL, ACCESSORIES & LUXURY GOODS    2.4%
           Carter's, Inc. (a)                                                                150,000            8,827,500
           Coach, Inc. (a)                                                                   500,000           16,670,000
           Polo Ralph Lauren Corp.                                                           150,000            8,421,000
                                                                                                       -------------------
                                                                                                               33,918,500
                                                                                                       -------------------

           APPAREL RETAIL    1.1%
           Chico's FAS, Inc. (a)                                                             200,000            8,786,000
           Urban Outfitters, Inc. (a)                                                        300,000            7,593,000
                                                                                                       -------------------
                                                                                                               16,379,000
                                                                                                       -------------------

           APPLICATION SOFTWARE    2.8%
           Autodesk, Inc. (a)                                                                300,000           12,885,000
           Fair Isaac Corp.                                                                  250,000           11,042,500
           NAVTEQ Corp. (a)                                                                  150,000            6,580,500
           Salesforce.com, Inc. (a)                                                          300,000            9,615,000
                                                                                                       -------------------
                                                                                                               40,123,000
                                                                                                       -------------------

           ASSET MANAGEMENT & CUSTODY BANKS    3.8%
           Affiliated Managers Group, Inc. (a)                                               150,000           12,037,500
           Franklin Resources, Inc.                                                          200,000           18,802,000
           Legg Mason, Inc.                                                                  200,000           23,938,000
                                                                                                       -------------------
                                                                                                               54,777,500
                                                                                                       -------------------

           AUTOMOTIVE RETAIL    0.6%
           Advance Auto Parts, Inc. (a)                                                      200,000            8,692,000
                                                                                                       -------------------

           BIOTECHNOLOGY    5.6%
           Celgene Corp. (a)                                                                 250,000           16,200,000
           Gilead Sciences, Inc. (a)                                                         200,000           10,526,000
           Myogen, Inc. (a)                                                                  350,000           10,556,000
           Neurocrine Biosciences, Inc. (a)                                                  200,000           12,546,000
           United Therapeutics Corp. (a)                                                     300,000           20,736,000
           Vertex Pharmaceuticals, Inc. (a)                                                  350,000            9,684,500
                                                                                                       -------------------
                                                                                                               80,248,500
                                                                                                       -------------------

           BUILDING PRODUCTS    0.7%
           USG Corp. (a)                                                                     150,000            9,750,000
                                                                                                       -------------------

           CASINOS & GAMING    1.4%
           Penn National Gaming, Inc. (a)                                                    300,000            9,885,000
           Station Casinos, Inc.                                                             150,000           10,170,000
                                                                                                       -------------------
                                                                                                               20,055,000
                                                                                                       -------------------

           COMMUNICATIONS EQUIPMENT    3.5%
           ADTRAN, Inc.                                                                      350,000           10,409,000
           Comverse Technology, Inc. (a)                                                     300,000            7,977,000
           Corning, Inc. (a)                                                                 400,000            7,864,000
           F5 Networks, Inc. (a)                                                             200,000           11,438,000
           Harris Corp.                                                                      300,000           12,903,000
                                                                                                       -------------------
                                                                                                               50,591,000
                                                                                                       -------------------

           COMPUTER HARDWARE    1.5%
           Apple Computer, Inc. (a)                                                          300,000           21,567,000
                                                                                                       -------------------

           COMPUTER STORAGE & PERIPHERALS    0.6%
           Emulex Corp. (a)                                                                  400,000            7,916,000
                                                                                                       -------------------

           CONSTRUCTION  & FARM MACHINERY & HEAVY TRUCKS 1.8%
           JLG Industries, Inc.                                                              200,000            9,132,000
           Joy Global, Inc.                                                                  250,000           10,000,000
           Oshkosh Truck Corp.                                                               150,000            6,688,500
                                                                                                       -------------------
                                                                                                               25,820,500
                                                                                                       -------------------

           CONSTRUCTION MATERIALS    1.0%
           Headwaters, Inc. (a)                                                              200,000            7,088,000
           Martin Marietta Materials, Inc.                                                   100,000            7,672,000
                                                                                                       -------------------
                                                                                                               14,760,000
                                                                                                       -------------------

           DATA PROCESSING & OUTSOURCED SERVICES    2.2%
           Global Payments, Inc.                                                             300,000           13,983,000
           Iron Mountain, Inc. (a)                                                           200,000            8,444,000
           Paychex, Inc.                                                                     250,000            9,530,000
                                                                                                       -------------------
                                                                                                               31,957,000
                                                                                                       -------------------

           DEPARTMENT STORES    0.8%
           Nordstrom, Inc.                                                                   300,000           11,220,000
                                                                                                       -------------------

           DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 0.9%
           Corporate Executive Board Co.                                                     150,000           13,455,000
                                                                                                       -------------------

           DIVERSIFIED METALS & MINING    1.4%
           Freeport-McMoRan Copper & Gold, Inc.                                              150,000            8,070,000
           Peabody Energy Corp.                                                              150,000           12,363,000
                                                                                                       -------------------
                                                                                                               20,433,000
                                                                                                       -------------------

           ELECTRICAL COMPONENTS & EQUIPMENT    2.0%
           Emerson Electric Co.                                                              150,000           11,205,000
           Energy Conversion Devices, Inc. (a)                                               200,000            8,150,000
           Rockwell Automation, Inc.                                                         150,000            8,874,000
                                                                                                       -------------------
                                                                                                               28,229,000
                                                                                                       -------------------

           ELECTRONIC MANUFACTURING SERVICES    0.8%
           Jabil Circuit, Inc. (a)                                                           300,000           11,127,000
                                                                                                       -------------------

           GAS UTILITIES    1.1%
           Questar Corp.                                                                     200,000           15,140,000
                                                                                                       -------------------

           HEALTH CARE DISTRIBUTORS    0.6%
           Henry Schein, Inc. (a)                                                            200,000            8,728,000
                                                                                                       -------------------

           HEALTH CARE EQUIPMENT    4.3%
           INAMED Corp. (a)                                                                  200,000           17,536,000
           Mentor Corp.                                                                      450,000           20,736,000
           St. Jude Medical, Inc. (a)                                                        250,000           12,550,000
           Ventana Medical Systems, Inc. (a)                                                 250,000           10,587,500
                                                                                                       -------------------
                                                                                                               61,409,500
                                                                                                       -------------------

           HEALTH CARE FACILITIES    1.7%
           Brookdale Senior Living, Inc.                                                     350,000           10,433,500
           Community Health Systems, Inc. (a)                                                350,000           13,419,000
                                                                                                       -------------------
                                                                                                               23,852,500
                                                                                                       -------------------

           HEALTH CARE SERVICES    2.4%
           Cerner Corp. (a)                                                                  100,000            9,091,000
           Omnicare, Inc.                                                                    450,000           25,749,000
                                                                                                       -------------------
                                                                                                               34,840,000
                                                                                                       -------------------

           HOME ENTERTAINMENT SOFTWARE    0.8%
           Activision, Inc. (a)                                                              800,000           10,992,000
                                                                                                       -------------------

           HOMEBUILDING    1.0%
           KB Home                                                                           200,000           14,532,000
                                                                                                       -------------------

           HOMEFURNISHING RETAIL    0.6%
           Bed Bath & Beyond, Inc. (a)                                                       250,000            9,037,500
                                                                                                       -------------------

           HOTELS, RESORTS & CRUISE LINES    2.6%
           Gaylord Entertainment Co. (a)                                                     200,000            8,718,000
           Marriott International, Inc., Class A                                             150,000           10,045,500
           Starwood Hotels & Resorts Worldwide, Inc.                                         300,000           19,158,000
                                                                                                       -------------------
                                                                                                               37,921,500
                                                                                                       -------------------

           HOUSEWARES & SPECIALTIES    0.5%
           Jarden Corp. (a)                                                                  250,000            7,537,500
                                                                                                       -------------------

           HUMAN RESOURCE & EMPLOYMENT SERVICES    0.9%
           Monster Worldwide, Inc. (a)                                                       300,000           12,246,000
                                                                                                       -------------------

           INDUSTRIAL CONGLOMERATES    0.7%
           Walter Industries, Inc.                                                           200,000            9,944,000
                                                                                                       -------------------

           INTEGRATED TELECOMMUNICATION SERVICES    1.0%
           NeuStar, Inc., Class A (a)                                                        450,000           13,720,500
                                                                                                       -------------------

           INTERNET RETAIL    1.2%
           eBay, Inc. (a)                                                                    400,000           17,300,000
                                                                                                       -------------------

           INTERNET SOFTWARE & SERVICES    4.0%
           Akamai Technologies, Inc. (a)                                                     400,000            7,972,000
           aQuantive, Inc. (a)                                                               500,000           12,620,000
           Google, Inc., Class A (a)                                                          50,000           20,743,000
           Yahoo!, Inc. (a)                                                                  400,000           15,672,000
                                                                                                       -------------------
                                                                                                               57,007,000
                                                                                                       -------------------

           INVESTMENT BANKING & BROKERAGE    2.4%
           Bear Stearns Co., Inc.                                                            100,000           11,553,000
           Charles Schwab Corp.                                                              800,000           11,736,000
           Investment Technology Group, Inc. (a)                                             300,000           10,632,000
                                                                                                       -------------------
                                                                                                               33,921,000
                                                                                                       -------------------

           IT CONSULTING & OTHER SERVICES    1.0%
           Cognizant Technology Solutions Corp., Class A (a)                                 150,000            7,552,500
           Satyam Computer Services Ltd. - ADR (India)                                       200,000            7,318,000
                                                                                                       -------------------
                                                                                                               14,870,500
                                                                                                       -------------------

           LIFE & HEALTH INSURANCE    0.8%
           Prudential Financial, Inc.                                                        150,000           10,978,500
                                                                                                       -------------------

           MANAGED HEALTH CARE    1.7%
           Sierra Health Services, Inc. (a)                                                  150,000           11,994,000
           WellPoint, Inc. (a)                                                               150,000           11,968,500
                                                                                                       -------------------
                                                                                                               23,962,500
                                                                                                       -------------------

           METAL & GLASS CONTAINERS    0.5%
           Crown Holdings, Inc. (a)                                                          400,000            7,812,000
                                                                                                       -------------------

           MULTI-LINE INSURANCE    0.8%
           Assurant, Inc.                                                                    250,000           10,872,500
                                                                                                       -------------------

           OIL & GAS DRILLING    1.4%
           Pride International, Inc. (a)                                                     300,000            9,225,000
           Unit Corp. (a)                                                                    200,000           11,006,000
                                                                                                       -------------------
                                                                                                               20,231,000
                                                                                                       -------------------

           OIL & GAS EQUIPMENT & SERVICES    2.7%
           BJ Services Co.                                                                   400,000           14,668,000
           Grant Prideco, Inc. (a)                                                           400,000           17,648,000
           Oil States International, Inc. (a)                                                200,000            6,336,000
                                                                                                       -------------------
                                                                                                               38,652,000
                                                                                                       -------------------

           OIL & GAS EXPLORATION & PRODUCTION    2.1%
           St. Mary Land & Exploration Co.                                                   200,000            7,362,000
           Ultra Petroleum Corp. (Canada) (a)                                                400,000           22,320,000
                                                                                                       -------------------
                                                                                                               29,682,000
                                                                                                       -------------------

           OIL & GAS REFINING & MARKETING    0.6%
           Sunoco, Inc.                                                                      100,000            7,838,000
                                                                                                       -------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    0.6%
           Nuveen Investments, Class A                                                       200,000            8,524,000
                                                                                                       -------------------

           PHARMACEUTICALS    5.3%
           Kos Pharmaceuticals, Inc. (a)                                                     200,000           10,346,000
           Medicis Pharmaceutical Corp., Class A                                             500,000           16,025,000
           New River Pharmaceuticals, Inc. (a)                                               300,000           15,564,000
           Roche Holdings AG - ADR (Switzerland)                                             200,000           14,970,220
           Shire Pharmaceuticals Group PLC - ADR (United Kingdom)                            500,000           19,395,000
                                                                                                       -------------------
                                                                                                               76,300,220
                                                                                                       -------------------

           PROPERTY & CASUALTY INSURANCE    0.6%
           First American Corp.                                                              200,000            9,060,000
                                                                                                       -------------------

           PUBLISHING    2.0%
           Getty Images, Inc. (a)                                                            150,000           13,390,500
           McGraw-Hill Co., Inc.                                                             300,000           15,489,000
                                                                                                       -------------------
                                                                                                               28,879,500
                                                                                                       -------------------

           RAILROADS    1.0%
           Burlington Northern Santa Fe Corp.                                                200,000           14,164,000
                                                                                                       -------------------

           SEMICONDUCTOR EQUIPMENT    0.5%
           Tessera Technologies, Inc. (a)                                                    300,000            7,755,000
                                                                                                       -------------------

           SEMICONDUCTORS    4.4%
           Advanced Micro Devices, Inc. (a)                                                  300,000            9,180,000
           Broadcom Corp., Class A (a)                                                       200,000            9,430,000
           Freescale Semiconductor, Inc. (a)                                                 400,000           10,076,000
           Intersil Corp.                                                                    400,000            9,952,000
           Marvell Technology Group Ltd. (Bermuda) (a)                                       300,000           16,827,000
           National Semiconductor Corp.                                                      300,000            7,794,000
                                                                                                       -------------------
                                                                                                               63,259,000
                                                                                                       -------------------

           SPECIALIZED CONSUMER SERVICES    0.5%
           Weight Watchers International, Inc. (a)                                           150,000            7,414,500
                                                                                                       -------------------

           SPECIALTY STORES    2.2%
           Office Depot, Inc. (a)                                                            300,000            9,420,000
           Tiffany & Co.                                                                     300,000           11,487,000
           Tractor Supply Co. (a)                                                            200,000           10,588,000
                                                                                                       -------------------
                                                                                                               31,495,000
                                                                                                       -------------------

           STEEL    0.7%
           Nucor Corp.                                                                       150,000           10,008,000
                                                                                                       -------------------

           SYSTEMS SOFTWARE    1.1%
           Red Hat, Inc. (a)                                                                 600,000           16,344,000
                                                                                                       -------------------

           TRADING COMPANIES & DISTRIBUTORS    0.5%
           GATX Corp.                                                                        200,000            7,216,000
                                                                                                       -------------------

           WIRELESS TELECOMMUNICATION SERVICES    2.9%
           Crown Castle International Corp. (a)                                              500,000           13,455,000
           Nextel Partners, Inc., Class A (a)                                                400,000           11,176,000
           NII Holdings, Inc. (a)                                                            400,000           17,472,000
                                                                                                       -------------------
                                                                                                               42,103,000
                                                                                                       -------------------

           TOTAL LONG-TERM INVESTMENTS    96.5%
              (Cost $1,108,060,151)                                                                         1,383,221,220

           REPURCHASE AGREEMENT    5.9%
           State Street Bank & Trust Co. ($84,519,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at
           $84,557,691)                                                                                        84,519,000
                                                                                                       -------------------
              (Cost $84,519,000)

           TOTAL INVESTMENTS    102.4%
              (Cost $1,192,579,151)                                                                         1,467,740,220

           LIABILITIES IN EXCESS OF OTHER ASSETS    (2.4%)                                                    (34,582,219)
                                                                                                       -------------------

           NET ASSETS    100.0%                                                                           $ 1,433,158,001
                                                                                                       ===================

           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR     -  American Depositary Receipt

VAN KAMPEN MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

                                                       NUMBER OF
DESCRIPTION                                              SHARES        VALUE
-----------                                            ---------   -------------
COMMON STOCKS 97.5%
ADVERTISING 1.4%
Lamar Advertising, Class A (a)                           250,268   $ 11,547,366
                                                                   ------------
AIR FREIGHT & LOGISTICS 4.6%
C.H. Robinson Worldwide, Inc.                            494,041     18,294,338
Expeditors International of Washington, Inc.             284,521     19,208,013
                                                                   ------------
                                                                     37,502,351
                                                                   ------------
APPAREL RETAIL 1.0%
Chico's FAS, Inc. (a)                                    186,022      8,171,946
                                                                   ------------
APPLICATION SOFTWARE 1.6%
Salesforce.com, Inc. (a)                                 416,867     13,360,587
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS 1.6%
Calamos Asset Management, Inc., Class A                  409,097     12,866,101
                                                                   ------------
AUTOMOTIVE RETAIL 3.0%
AutoZone, Inc. (a)                                       266,780     24,477,065
                                                                   ------------
BIOTECHNOLOGY 0.9%
Techne Corp. (a)                                         137,069      7,696,424
                                                                   ------------
CASINOS & GAMING 6.4%
International Game Technology                            802,908     24,713,508
Station Casinos, Inc.                                    245,118     16,619,000
Wynn Resorts Ltd. (a)                                    206,510     11,327,074
                                                                   ------------
                                                                     52,659,582
                                                                   ------------
CONSTRUCTION MATERIALS 1.0%
Rinker Group, Inc. - ADR (Australia)                     130,038      7,799,679
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES 3.5%
CheckFree Corp. (a)                                      171,600      7,876,440
Iron Mountain, Inc. (a)                                  502,104     21,198,831
                                                                   ------------
                                                                     29,075,271
                                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 4.8%
ChoicePoint, Inc. (a)                                    166,000      7,388,660

Corporate Executive Board Co.                            354,004     31,754,159
                                                                   ------------
                                                                     39,142,819
                                                                   ------------
EDUCATION SERVICES 4.6%
Career Education Corp. (a)                               267,082      9,006,005
ITT Educational Services, Inc. (a)                       264,410     15,629,275
Strayer Education, Inc.                                  142,800     13,380,360
                                                                   ------------
                                                                     38,015,640
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES 2.2%
Stericycle, Inc. (a)                                     309,757     18,238,492
                                                                   ------------
GAS UTILITIES 1.0%
Questar Corp.                                            111,969      8,476,053
                                                                   ------------
HEALTH CARE SERVICES 1.0%
DaVita, Inc. (a)                                         154,434      7,820,538
                                                                   ------------
HEALTH CARE SUPPLIES 3.4%
Dade Behring Holdings, Inc.                              477,123     19,509,559
Gen-Probe, Inc. (a)                                      166,018      8,100,018
                                                                   ------------
                                                                     27,609,577
                                                                   ------------
HOME ENTERTAINMENT SOFTWARE 2.1%
Activision, Inc. (a)                                   1,256,607     17,265,780
                                                                   ------------
HOMEBUILDING 2.7%
Desarrolladora Homex SA de CV - ADR (Mexico) (a)         343,973     10,553,092
NVR, Inc. (a)                                             16,709     11,729,718
                                                                   ------------
                                                                     22,282,810
                                                                   ------------
HOTELS, RESORTS & CRUISE LINES 1.0%
Gaylord Entertainment Co. (a)                            193,028      8,414,091
                                                                   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 3.3%
Monster Worldwide, Inc. (a)                              670,793     27,381,770
                                                                   ------------
INDUSTRIAL MACHINERY 1.4%
Pentair, Inc.                                            333,877     11,525,434
                                                                   ------------
INSURANCE BROKERS 1.1%
Brown & Brown, Inc.                                      308,810      9,431,057
                                                                   ------------
INTERNET RETAIL 1.5%
Expedia, Inc. (a)                                        509,529     12,208,315
                                                                   ------------
INTERNET SOFTWARE & SERVICES 1.4%
Netease.com, Inc. - ADR (Cayman Islands) (a)             138,994      7,805,903
SINA Corp. (Cayman Islands) (a)                          165,961      4,009,618
                                                                   ------------
                                                                     11,815,521
                                                                   ------------

INVESTMENT BANKING & BROKERAGE 1.1%
Ameritrade Holding Corp. (a)                             384,060      9,217,440
                                                                   ------------
LEISURE FACILITIES 1.0%
International Speedway Corp., Class A                    177,525      8,503,448
                                                                   ------------
LEISURE PRODUCTS 1.0%
SCP Pool Corp.                                           218,054      8,115,970
                                                                   ------------
MOTORCYCLE MANUFACTURERS 1.6%
Harley-Davidson, Inc.                                    249,001     12,821,062
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION 7.7%
Southwestern Energy Co. (a)                              479,853     17,245,917
Ultra Petroleum Corp. (Canada) (a)                       829,852     46,305,742
                                                                   ------------
                                                                     63,551,659
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 2.1%
Brookfield Asset Management, Inc., Class A (Canada)      335,821     16,901,871
                                                                   ------------
PROPERTY & CASUALTY INSURANCE 0.8%
White Mountains Insurance Group Ltd. (Bermuda)            11,510      6,428,911
                                                                   ------------
PUBLISHING 3.4%
Getty Images, Inc. (a)                                   309,409     27,620,941
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 2.1%
CB Richard Ellis Group, Inc., Class A (a)                164,052      9,654,460
Saint Joe Co.                                            118,731      7,981,098
                                                                   ------------
                                                                     17,635,558
                                                                   ------------
RESTAURANTS 4.0%
Cheesecake Factory, Inc. (a)                             227,777      8,516,582
P.F. Chang's China Bistro, Inc. (a)                      226,172     11,224,916
Wendy's International, Inc.                              239,301     13,223,773
                                                                   ------------
                                                                     32,965,271
                                                                   ------------
SEMICONDUCTOR EQUIPMENT 1.0%
Tessera Technologies, Inc. (a)                           308,797      7,982,402
                                                                   ------------
SEMICONDUCTORS 2.0%
Freescale Semiconductor, Inc., Class A (a)               283,665      7,145,521
Marvell Technology Group Ltd. (Bermuda) (a)              172,964      9,701,551
                                                                   ------------
                                                                     16,847,072
                                                                   ------------
SPECIALIZED CONSUMER SERVICES 0.8%
Weight Watchers International, Inc. (a)                  127,410      6,297,876
                                                                   ------------
SPECIALIZED FINANCE 1.9%

Chicago Mercantile Exchange Holdings, Inc.                43,249     15,893,575
                                                                   ------------
SPECIALTY STORES 1.3%
Tractor Supply Co. (a)                                   203,032     10,748,514
                                                                   ------------
SYSTEMS SOFTWARE 1.7%
Red Hat, Inc. (a)                                        517,278     14,090,653
                                                                   ------------
TOBACCO 1.5%
Loews Corp. - Carolina Group                             287,604     12,651,700
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES 6.0%
Crown Castle International Corp. (a)                     747,850     20,124,644
NII Holdings, Inc. (a)                                   667,046     29,136,569
                                                                   ------------
                                                                     49,261,213
                                                                   ------------
TOTAL LONG-TERM INVESTMENTS 97.5%
   (Cost $639,770,849)                                              802,319,405
REPURCHASE AGREEMENT 2.7%
State Street Bank & Trust Co. ($21,920,000 par
collateralized by U.S. Government obligations in a
pooled cash account, interest rate of 4.12%, dated
12/30/05, to be sold on 01/03/06 at $21,930,034)
   (Cost $21,920,000)                                                21,920,000
                                                                   ------------

TOTAL INVESTMENTS 100.2%
   (Cost $661,690,849)                                              824,239,405
LIABILITIES IN EXCESS OF OTHER ASSETS (0.2%)                         (1,429,530)
                                                                   ------------
NET ASSETS 100.0%                                                  $822,809,875
                                                                   ------------

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

           VAN KAMPEN SELECT GROWTH FUND

           PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)


                                                                                          NUMBER OF
           DESCRIPTION                                                                     SHARES              VALUE

           COMMON STOCKS    95.6%
           AEROSPACE & DEFENSE    2.2%
           Precision Castparts Corp.                                                           85,000 $           4,403,850
                                                                                                         -------------------

           APPAREL, ACCESSORIES & LUXURY GOODS    2.2%
           Coach, Inc. (a)                                                                    130,000             4,334,200
                                                                                                         -------------------

           APPAREL RETAIL    1.7%
           AnnTaylor Stores Corp. (a)                                                         100,000             3,452,000
                                                                                                         -------------------

           APPLICATION SOFTWARE    1.4%
           Autodesk, Inc. (a)                                                                  65,000             2,791,750
                                                                                                         -------------------

           ASSET MANAGEMENT & CUSTODY BANKS    1.6%
           Affiliated Managers Group, Inc. (a)                                                 40,000             3,210,000
                                                                                                         -------------------

           BIOTECHNOLOGY    5.6%
           Amgen, Inc. (a)                                                                     35,000             2,760,100
           Celgene Corp. (a)                                                                   50,000             3,240,000
           Genzyme Corp. (a)                                                                   35,000             2,477,300
           Gilead Sciences, Inc. (a)                                                           50,000             2,631,500
                                                                                                         -------------------
                                                                                                                 11,108,900
                                                                                                         -------------------

           COMMUNICATIONS EQUIPMENT    5.2%
           Corning, Inc. (a)                                                                  130,000             2,555,800
           Motorola, Inc.                                                                     170,000             3,840,300
           QUALCOMM, Inc.                                                                      90,000             3,877,200
                                                                                                         -------------------
                                                                                                                 10,273,300
                                                                                                         -------------------

           COMPUTER HARDWARE    2.9%
           Apple Computer, Inc. (a)                                                            40,000             2,875,600
           Hewlett-Packard Co.                                                                105,000             3,006,150
                                                                                                         -------------------
                                                                                                                  5,881,750
                                                                                                         -------------------

           COMPUTER STORAGE & PERIPHERALS    1.3%
           EMC Corp. (a)                                                                      190,000             2,587,800
                                                                                                         -------------------

           CONSUMER FINANCE    1.3%
           American Express Co.                                                                50,000             2,573,000
                                                                                                         -------------------


           DATA PROCESSING & OUTSOURCED SERVICES    1.0%
           Paychex, Inc.                                                                       50,000             1,906,000
                                                                                                         -------------------

           DEPARTMENT STORES    2.2%
           J.C. Penney Co., Inc.                                                               80,000             4,448,000
                                                                                                         -------------------

           DIVERSIFIED METALS & MINING    1.1%
           Freeport-McMoRan Copper & Gold, Inc., Class B                                       40,000             2,152,000
                                                                                                         -------------------

           FERTILIZERS & AGRICULTURAL CHEMICALS    1.2%
           Monsanto Co.                                                                        30,000             2,325,900
                                                                                                         -------------------

           GENERAL MERCHANDISE STORES    1.4%
           Target Corp.                                                                        50,000             2,748,500
                                                                                                         -------------------

           HEALTH CARE EQUIPMENT    1.9%
           Mentor Corp.                                                                        40,000             1,843,200
           St. Jude Medical, Inc. (a)                                                          40,000             2,008,000
                                                                                                         -------------------
                                                                                                                  3,851,200
                                                                                                         -------------------

           HEALTH CARE SERVICES    4.8%
           Caremark Rx, Inc. (a)                                                               55,000             2,848,450
           Cerner Corp. (a)                                                                    40,000             3,636,400
           Omnicare, Inc.                                                                      55,000             3,147,100
                                                                                                         -------------------
                                                                                                                  9,631,950
                                                                                                         -------------------

           HOME ENTERTAINMENT SOFTWARE    1.1%
           Activision, Inc. (a)                                                               160,000             2,198,400
                                                                                                         -------------------

           HOME IMPROVEMENT RETAIL    1.7%
           Lowe's Cos., Inc.                                                                   50,000             3,333,000
                                                                                                         -------------------

           HOTELS, RESORTS & CRUISE LINES    2.4%
           Starwood Hotels & Resorts Worldwide, Inc., Class B                                  75,000             4,789,500
                                                                                                         -------------------

           HOUSEHOLD PRODUCTS    2.5%
           Procter & Gamble Co.                                                                85,000             4,919,800
                                                                                                         -------------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    2.0%
           TXU Corp.                                                                           80,000             4,015,200
                                                                                                         -------------------

           INDUSTRIAL CONGLOMERATES    3.1%
           General Electric Co.                                                               175,000             6,133,750
                                                                                                         -------------------

           INTERNET RETAIL    1.6%
           eBay, Inc. (a)                                                                      75,000             3,243,750
                                                                                                         -------------------

           INTERNET SOFTWARE & SERVICES    6.3%
           Google, Inc., Class A (a)                                                           18,000             7,467,480
           Yahoo!, Inc. (a)                                                                   130,000             5,093,400
                                                                                                         -------------------
                                                                                                                 12,560,880
                                                                                                         -------------------

           INVESTMENT BANKING & BROKERAGE    2.3%
           Charles Schwab Corp.                                                               140,000             2,053,800
           Goldman Sachs Group, Inc.                                                           20,000             2,554,200
                                                                                                         -------------------
                                                                                                                  4,608,000
                                                                                                         -------------------

           LIFE & HEALTH INSURANCE    1.5%
           Prudential Financial, Inc.                                                          40,000             2,927,600
                                                                                                         -------------------

           MANAGED HEALTH CARE    4.8%
           UnitedHealth Group, Inc.                                                           155,000             9,631,700
                                                                                                         -------------------

           OIL & GAS EQUIPMENT & SERVICES    4.6%
           Grant Prideco, Inc. (a)                                                             55,000             2,426,600
           National-Oilwell Varco, Inc. (a)                                                    61,800             3,874,860
           Schlumberger, Ltd. (Netherland Antilles)                                            30,000             2,914,500
                                                                                                         -------------------
                                                                                                                  9,215,960
                                                                                                         -------------------

           OIL & GAS EXPLORATION & PRODUCTION    2.0%
           EOG Resources, Inc.                                                                 55,000             4,035,350
                                                                                                         -------------------

           OIL & GAS REFINING & MARKETING    2.1%
           Valero Energy Corp.                                                                 80,000             4,128,000
                                                                                                         -------------------

           PHARMACEUTICALS    5.1%
           Roche Holdings AG - ADR (Switzerland)                                               85,000             6,362,344
           Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                                 90,000             3,870,900
                                                                                                         -------------------
                                                                                                                 10,233,244
                                                                                                         -------------------

           SEMICONDUCTORS    6.9%
           Advanced Micro Devices, Inc. (a)                                                   145,000             4,437,000
           Broadcom Corp., Class A (a)                                                         60,000             2,829,000
           Marvell Technology Group Ltd. (Bermuda) (a)                                         60,000             3,365,400
           Texas Instruments, Inc.                                                            100,000             3,207,000
                                                                                                         -------------------
                                                                                                                 13,838,400
                                                                                                         -------------------

           SPECIALIZED FINANCE    0.9%
           Chicago Mercantile Exchange Holdings, Inc.                                           5,000             1,837,450
                                                                                                         -------------------

           SYSTEMS SOFTWARE    2.9%
           Microsoft Corp.                                                                    225,000             5,883,750
                                                                                                         -------------------

           WIRELESS TELECOMMUNICATION SERVICES    2.8%
           America Movil S.A. de C.V., Series L - ADR (Mexico)                                 85,000             2,487,100
           American Tower Corp., Class A (a)                                                  115,000             3,116,500
                                                                                                         -------------------
                                                                                                                  5,603,600
                                                                                                         -------------------

           TOTAL LONG-TERM INVESTMENTS    95.6%
              (Cost $167,856,299)                                                                               190,817,434

           REPURCHASE AGREEMENT    5.4%
           State Street Bank & Trust Co. ($10,660,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at
           $10,664,880)                                                                                          10,660,000
                                                                                                         -------------------
              (Cost $10,660,000)

           TOTAL INVESTMENTS    101.0%
              (Cost $178,516,299)                                                                               201,477,434

           LIABILITIES IN EXCESS OF OTHER ASSETS    (1.0%)                                                       (1,954,265)
                                                                                                         -------------------

           NET ASSETS    100.0%                                                                                $199,523,169
                                                                                                         ===================

           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR      - American Depositary Receipt

        VAN KAMPEN SMALL CAP GROWTH FUND

        PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)


                                                                               NUMBER OF
        DESCRIPTION                                                             SHARES            VALUE

        COMMON STOCKS    93.9%
        AEROSPACE & DEFENSE    2.2%
        Ceradyne, Inc. (a)                                                        45,000       $ 1,971,000
        Teledyne Technologies, Inc. (a)                                           20,000           582,000
        United Industrial Corp.                                                   30,000         1,241,100
                                                                                               -----------
                                                                                                 3,794,100
                                                                                               -----------

        APPAREL, ACCESSORIES & LUXURY GOODS    3.5%
        Carter's, Inc. (a)                                                        20,000         1,177,000
        Gildan Activewear, Inc. (Canada) (a)                                      35,000         1,499,750
        Oxford Industries, Inc.                                                   25,000         1,367,500
        Phillips-Van Heusen Corp.                                                 35,000         1,134,000
        True Religion Apparel, Inc. (a)                                           50,000           770,000
                                                                                               -----------
                                                                                                 5,948,250
                                                                                               -----------

        APPAREL RETAIL    4.0%
        Dress Barn, Inc. (a)                                                      25,000           965,250
        Genesco, Inc. (a)                                                         30,000         1,163,700
        Guess?, Inc. (a)                                                          50,000         1,780,000
        The Men's Wearhouse, Inc. (a)                                             35,000         1,030,400
        Too, Inc. (a)                                                             40,000         1,128,400
        Volcom, Inc. (a)                                                          25,000           850,250
                                                                                               -----------
                                                                                                 6,918,000
                                                                                               -----------

        APPLICATION SOFTWARE    3.5%
        Actuate Corp. (a)                                                        150,000           471,000
        Ansoft Corp. (a)                                                          30,000         1,021,500
        Ansys, Inc. (a)                                                           30,000         1,280,700
        Blackboard, Inc. (a)                                                      50,000         1,449,000
        Parametric Technology Corp. (a)                                          125,000           762,500
        Transaction Systems Architects, Inc., Class A (a)                         35,000         1,007,650
                                                                                               -----------
                                                                                                 5,992,350
                                                                                               -----------

        AUTOMOTIVE RETAIL    1.0%
        Pantry, Inc. (a)                                                          35,000         1,644,650
                                                                                               -----------

        BIOTECHNOLOGY    3.2%
        BioCryst Pharmaceuticals, Inc. (a)                                        20,000           335,000
        Neurocrine Biosciences, Inc. (a)                                          14,000           878,220
        Protein Design Labs, Inc. (a)                                             30,000           852,600
        United Therapeutics Corp. (a)                                             20,000         1,382,400

        Vertex Pharmaceuticals, Inc. (a)                                     40,000            1,106,800
        ViroPharma, Inc. (a)                                                 55,000            1,020,250
                                                                                             -----------
                                                                                               5,575,270
                                                                                             -----------

        BREWERS    0.7%
        Compania Cervecerias Unidas S.A. - ADR (Chile)                       50,000            1,261,000
                                                                                             -----------

        CASINOS & GAMING    0.6%
        Penn National Gaming, Inc. (a)                                       30,000              988,500
                                                                                             -----------

        CATALOG RETAIL    0.7%
        Coldwater Creek, Inc. (a)                                            40,000            1,221,200
                                                                                             -----------

        COMMUNICATIONS EQUIPMENT    3.2%
        ADTRAN, Inc.                                                         50,000            1,487,000
        Blue Coat Systems, Inc. (a)                                          27,500            1,257,300
        CommScope, Inc. (a)                                                  50,000            1,006,500
        Comtech Telecommunications Corp. (a)                                 27,500              839,850
        Radyne Corp. (a)                                                     31,000              451,670
        SpectraLink Corp.                                                    35,000              415,450
                                                                                             -----------
                                                                                               5,457,770
                                                                                             -----------

        COMPUTER HARDWARE    1.0%
        Intergraph Corp. (a)                                                 35,000            1,743,350
                                                                                             -----------

        COMPUTER STORAGE & PERIPHERALS    0.5%
        Emulex Corp. (a)                                                     45,000              890,550
                                                                                             -----------

        CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.3%
        Oshkosh Truck Corp.                                                  30,000            1,337,700
        Toro Co.                                                             25,000            1,094,250
        Wabtec Corp.                                                         55,000            1,479,500
                                                                                             -----------
                                                                                               3,911,450
                                                                                             -----------

        CONSTRUCTION MATERIALS    1.2%
        Eagle Materials, Inc.                                                10,000            1,223,600
        Headwaters, Inc. (a)                                                 25,000              886,000
                                                                                             -----------
                                                                                               2,109,600
                                                                                             -----------

        CONSUMER FINANCE    1.3%
        ASTA Funding, Inc.                                                   50,000            1,367,000
        CompuCredit Corp. (a)                                                25,000              962,000
                                                                                             -----------
                                                                                               2,329,000
                                                                                             -----------

        DATA PROCESSING & OUTSOURCED SERVICES    3.2%
        Global Payments, Inc.                                                30,000            1,398,300
        MoneyGram International, Inc.                                        55,000            1,434,400
        Syntel, Inc.                                                         20,000              416,600
        TALX Corp.                                                           25,000            1,142,750
        Wright Express Corp. (a)                                             50,000            1,100,000
                                                                                             -----------
                                                                                               5,492,050
                                                                                             -----------

        DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    0.9%
        West Corp. (a)                                                            35,000              1,475,250
                                                                                                    -----------

        EDUCATION SERVICES    0.0%
        Apollo Group, Inc., Class A (a)                                                1                     60
                                                                                                    -----------

        ELECTRICAL COMPONENTS & EQUIPMENT    3.2%
        BTU International, Inc. (a)                                               60,000                756,594
        Energy Conversion Devices, Inc. (a)                                       47,500              1,935,625
        General Cable Corp. (a)                                                   50,000                985,000
        II-VI, Inc. (a)                                                           50,000                893,500
        Lamson & Sessions Co. (a)                                                 40,000              1,000,800
                                                                                                    -----------
                                                                                                      5,571,519
                                                                                                    -----------

        ELECTRONIC EQUIPMENT MANUFACTURERS    2.8%
        Fargo Electronics (a)                                                     25,000                481,250
        Itron, Inc. (a)                                                           35,000              1,401,400
        Metrologic Instruments, Inc. (a)                                          45,000                866,700
        Rofin-Sinar Technologies, Inc. (a)                                        20,000                869,400
        SunPower Corp., Class A (a)                                               35,000              1,189,650
                                                                                                    -----------
                                                                                                      4,808,400
                                                                                                    -----------

        ELECTRONIC MANUFACTURING SERVICES    1.0%
        Multi-Fineline Electronix, Inc. (a)                                       35,000              1,685,950
                                                                                                    -----------

        FOOD DISTRIBUTORS    0.6%
        Central European Distribution Corp. (a)                                   25,000              1,003,500
                                                                                                    -----------

        FOOD RETAIL    0.6%
        Casey's General Stores, Inc.                                              40,000                992,000
                                                                                                    -----------

        HEALTH CARE EQUIPMENT    4.2%
        Hologic, Inc. (a)                                                         50,000              1,896,000
        Intuitive Surgical, Inc. (a)                                              10,000              1,172,700
        Kyphon, Inc. (a)                                                          35,000              1,429,050
        Palomar Medical Technologies, Inc. (a)                                    25,000                876,000
        Somanetics Corp. (a)                                                      30,000                960,000
        Syneron Medical Ltd. (Israel) (a)                                         27,500                873,125
                                                                                                    -----------
                                                                                                      7,206,875
                                                                                                    -----------

        HEALTH CARE FACILITIES    2.6%
        American Retirement Corp. (a)                                             50,000              1,256,500
        Brookdale Senior Living, Inc.                                             35,000              1,043,350
        LCA Vision, Inc.                                                          45,000              2,137,950
                                                                                                    -----------
                                                                                                      4,437,800
                                                                                                    -----------

         HEALTH CARE SERVICES    2.4%
         Cerner Corp. (a)                                                       20,000             1,818,200
         Computer Programs & Systems, Inc.                                      15,000               621,450
         Omnicare, Inc.                                                         15,000               858,300
         Ventiv Health, Inc. (a)                                                37,500               885,750
                                                                                                 -----------
                                                                                                   4,183,700
                                                                                                 -----------

         HUMAN RESOURCES & EMPLOYMENT SERVICES    1.6%
         Administaff, Inc.                                                      17,500               735,875
         Heidrick & Struggles International, Inc. (a)                           35,000             1,121,750
         Labor Ready, Inc. (a)                                                  40,000               832,800
                                                                                                 -----------
                                                                                                   2,690,425
                                                                                                 -----------

         INDUSTRIAL MACHINERY    1.7%
         Columbus McKinnon Corp. (a)                                            35,000               769,300
         Dynamic Materials Corp.                                                30,000               900,600
         Middleby Corp. (a)                                                     15,000             1,297,500
                                                                                                 -----------
                                                                                                   2,967,400
                                                                                                 -----------

         INTEGRATED TELECOMMUNICATION SERVICES    1.2%
         NeuStar, Inc., Class A (a)                                             67,500             2,058,075
                                                                                                 -----------

         INTERNET RETAIL    1.4%
         Netflix, Inc. (a)                                                      35,000               947,100
         Nutri/System, Inc. (a)                                                 20,000               720,400
         Priceline.com, Inc. (a)                                                35,000               781,200
                                                                                                 -----------
                                                                                                   2,448,700
                                                                                                 -----------

         INTERNET SOFTWARE & SERVICES    3.4%
         Akamai Technologies, Inc. (a)                                          65,000             1,295,450
         aQuantive, Inc. (a)                                                    35,000               883,400
         Click Commerce, Inc. (a)                                               45,000               945,900
         CryptoLogic, Inc. (Canada)                                             25,000               489,750
         NDS Group Plc - ADR (United Kingdom) (a)                               25,000             1,028,750
         Perficient, Inc. (a)                                                   50,000               445,500
         ValueClick, Inc. (a)                                                   45,000               814,950
                                                                                                 -----------
                                                                                                   5,903,700
                                                                                                 -----------

         INVESTMENT BANKING & BROKERAGE    3.7%
         GFI Group, Inc. (a)                                                    25,000             1,185,750
         Greenhill & Co., Inc.                                                  17,500               982,800
         Investment Technology Group, Inc. (a)                                  50,000             1,772,000
         Lazard Ltd., Class A (Bermuda)                                         50,000             1,595,000
         optionsXpress Holdings, Inc.                                           35,000               859,250
                                                                                                 -----------
                                                                                                   6,394,800
                                                                                                 -----------

         IT CONSULTING & OTHER SERVICES    0.5%
         Covansys Corp. (a)                                                     60,000               816,600
                                                                                                 -----------

         METAL & GLASS CONTAINERS    0.7%
         Silgan Holdings, Inc.                                                  35,000             1,264,200
                                                                                                 -----------

         OFFICE SERVICES & SUPPLIES    1.0%
         Brady Corp., Class A                                             50,000                       1,809,000
                                                                                                     -----------

         OIL & GAS DRILLING    2.4%
         Grey Wolf, Inc. (a)                                             100,000                         773,000
         Parker Drilling Co. (a)                                          75,000                         812,250
         Pioneer Drilling Co. (a)                                         50,000                         896,500
         Unit Corp. (a)                                                   30,000                       1,650,900
                                                                                                     -----------
                                                                                                       4,132,650
                                                                                                     -----------

         OIL & GAS EQUIPMENT & SERVICES    2.3%
         Cal Dive International, Inc. (a)                                 40,000                       1,435,600
         Lufkin Industries, Inc.                                          16,000                         797,920
         Stolt Offshore S.A. - ADR (Luxembourg) (a)                       75,000                         874,500
         Veritas DGC, Inc. (a)                                            25,000                         887,250
                                                                                                     -----------
                                                                                                       3,995,270
                                                                                                     -----------

         OIL & GAS EXPLORATION & PRODUCTION    2.5%
         Berry Petroleum Co., Class A                                     15,000                         858,000
         Cabot Oil & Gas Corp.                                            30,000                       1,353,000
         KCS Energy, Inc. (a)                                             35,000                         847,700
         St. Mary Land & Exploration Co.                                  35,000                       1,288,350
                                                                                                     -----------
                                                                                                       4,347,050
                                                                                                     -----------

         OIL & GAS REFINING & MARKETING    1.9%
         Frontier Oil Corp.                                               35,000                       1,313,550
         Holly Corp.                                                      20,000                       1,177,400
         World Fuel Services Corp.                                        25,000                         843,000
                                                                                                     -----------
                                                                                                       3,333,950
                                                                                                     -----------

         PHARMACEUTICALS    2.1%
         Adams Respiratory Therapeutics, Inc. (a)                         30,000                       1,219,800
         Kos Pharmaceuticals, Inc. (a)                                    12,500                         646,625
         Matrixx Initiatives, Inc. (a)                                    30,000                         628,500
         New River Pharmaceuticals, Inc. (a)                              20,000                       1,037,600
                                                                                                     -----------
                                                                                                       3,532,525
                                                                                                     -----------

         PROPERTY & CASUALTY    2.0%
         ProAssurance Corp. (a)                                           25,000                       1,216,000
         Selective Insurance Group, Inc.                                  20,000                       1,062,000
         Zenith National Insurance Corp.                                  25,000                       1,153,000
                                                                                                     -----------
                                                                                                       3,431,000
                                                                                                     -----------

         PUBLISHING    1.1%
         Thomas Nelson, Inc.                                              75,000                       1,848,750
                                                                                                     -----------



         SEMICONDUCTOR EQUIPMENT    0.5%
         Tessera Technologies, Inc. (a)                                    35,000                        904,750
                                                                                                     -----------



         SEMICONDUCTORS    2.2%
         Netlogic Microsystems, Inc. (a)                              35,000              953,400
         PortalPlayer, Inc. (a)                                       50,000            1,416,000
         SiRF Technology Holdings, Inc. (a)                           45,000            1,341,000
                                                                                      -----------
                                                                                        3,710,400
                                                                                      -----------

         SOFT DRINKS    0.6%
         Hansen Natural Corp. (a)                                     12,500              985,125
                                                                                      -----------

         SPECIALIZED CONSUMER SERVICES    1.2%
         Escala Group, Inc. (a)                                       35,000              709,800
         Sotheby's Holdings, Inc., Class A (a)                        72,500            1,331,100
                                                                                      -----------
                                                                                        2,040,900
                                                                                      -----------

         SPECIALTY STORES    1.3%
         Build-A-Bear Workshop, Inc. (a)                              30,000              889,200
         Claire's Stores, Inc.                                        45,000            1,314,900
                                                                                      -----------
                                                                                        2,204,100
                                                                                      -----------

         SYSTEMS SOFTWARE    2.5%
         MICROS Systems, Inc. (a)                                     35,000            1,691,200
         Progress Software Corp. (a)                                  40,000            1,135,200
         Secure Computing Corp. (a)                                   75,000              919,500
         SSA Global Technologies, Inc. (a)                            30,000              545,700
                                                                                      -----------
                                                                                        4,291,600
                                                                                      -----------

         TECHNOLOGY DISTRIBUTORS    0.5%
         Brightpoint, Inc. (a)                                        30,000              831,900
                                                                                      -----------

         TRADING COMPANIES & DISTRIBUTORS    2.3%
         GATX Corp.                                                   35,000            1,262,800
         Watsco, Inc.                                                 22,500            1,345,725
         WESCO International, Inc. (a)                                30,000            1,281,900
                                                                                      -----------
                                                                                        3,890,425
                                                                                      -----------

         TRUCKING    1.6%
         Celadon Group, Inc. (a)                                      35,000            1,008,000
         Landstar System, Inc.                                        40,000            1,669,600
                                                                                      -----------
                                                                                        2,677,600
                                                                                      -----------

         WIRELESS TELECOMMUNICATION SERVICES    1.3%
         SBA Communications Corp., Class A (a)                        65,000            1,163,500
         Syniverse Holdings, Inc. (a)                                 50,000            1,045,000
                                                                                      -----------
                                                                                        2,208,500
                                                                                      -----------

         TOTAL LONG-TERM INVESTMENTS    93.9%
            (Cost $142,252,261)                                                       161,361,539



       REPURCHASE AGREEMENT    4.9%

       State Street Bank & Trust Co. ($8,452,000 par collateralized by
       U.S. Government obligations in a pooled cash account, interest
       rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $8,455,869)                                          8,452,000
                                                                                                                  ------------
          (Cost $8,452,000)

       TOTAL INVESTMENTS    98.8%
          (Cost $150,704,261)                                                                                      169,813,539

       OTHER ASSETS IN EXCESS OF LIABILITIES    1.2%                                                                 2,090,102
                                                                                                                  ------------

       NET ASSETS    100.0%                                                                                       $171,903,641
                                                                                                                  ------------
       Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR  - American Depositary Receipt


     VAN KAMPEN SMALL CAP VALUE FUND

     PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)


                                                                               NUMBER OF
     DESCRIPTION                                                                 SHARES            VALUE
     COMMON STOCKS    97.4%
     ADVERTISING    0.9%
     RH Donnelley Corp. (a)                                                      45,800        $   2,822,196
                                                                                               --------------

     AEROSPACE & DEFENSE    3.5%
     AAR Corp. (a)                                                               47,500            1,137,625
     DRS Technologies, Inc.                                                     125,000            6,427,500
     Moog, Inc., Class A (a)                                                    115,500            3,277,890
                                                                                               --------------
                                                                                                  10,843,015
                                                                                               --------------

     AGRICULTURAL PRODUCTS    2.7%
     Corn Products International, Inc.                                          251,800            6,015,502
     Delta & Pine Land Co.                                                      108,900            2,505,789
                                                                                               --------------
                                                                                                   8,521,291
                                                                                               --------------

     AIR FREIGHT & LOGISTICS    2.4%
     Pacer International, Inc.                                                  284,400            7,411,464
                                                                                               --------------

     APPAREL RETAIL    1.9%
     Maidenform Brands, Inc. (a)                                                194,000            2,456,040
     Stage Stores, Inc.                                                         120,250            3,581,045
                                                                                               --------------
                                                                                                   6,037,085
                                                                                               --------------

     APPLICATION SOFTWARE    3.5%
     CCC Information Services Group, Inc. (a)                                   179,039            4,694,403
     MSC Software Corp. (a)                                                     368,749            6,268,733
                                                                                               --------------
                                                                                                  10,963,136
                                                                                               --------------

     AUTO PARTS & EQUIPMENT    0.2%
     Tenneco Automotive, Inc. (a)                                                24,200              474,562
                                                                                               --------------

     BROADCASTING & CABLE TV    1.2%
     Sinclair Broadcast Group, Inc., Class A                                    417,300            3,839,160
                                                                                               --------------

     COAL & CONSUMABLE FUELS    1.1%
     International Coal Group, Inc. (a)                                         364,800            3,465,600
                                                                                               --------------

     COMMERCIAL PRINTING    2.1%
     Banta Corp.                                                                 63,500            3,162,300
     Cenveo, Inc. (a)                                                           249,500            3,283,420
                                                                                               --------------
                                                                                                   6,445,720
                                                                                               --------------

     COMMUNICATIONS EQUIPMENT    2.7%
     Belden CDT, Inc.                                                           256,800            6,273,624
     EMS Technologies, Inc. (a)                                                 123,200            2,180,640
                                                                                               --------------
                                                                                                   8,454,264
                                                                                               --------------

     COMPUTER HARDWARE    1.5%
     Intergraph Corp. (a)                                                        95,200            4,741,912
                                                                                               --------------

     COMPUTER STORAGE & PERIPHERALS    1.8%
     Electronics for Imaging, Inc. (a)                                          205,700            5,473,677
                                                                                               --------------

     CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS    1.7%
     Terex Corp. (a)                                                             88,710            5,269,374
                                                                                               --------------

     CONSUMER FINANCE    1.5%
     Collegiate Funding Services (a)                                            230,700            4,556,325
                                                                                               --------------

     DATA PROCESSING & OUTSOURCED SERVICES    1.7%
     Gevity HR, Inc.                                                            208,900            5,372,908
                                                                                               --------------

     DIVERSIFIED CHEMICALS    0.9%
     Hercules, Inc. (a)                                                         236,738            2,675,139
                                                                                               --------------

     DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    3.0%
     Brinks Co.                                                                 111,800            5,356,338
     Geo Group, Inc. (a)                                                        178,900            4,102,177
                                                                                               --------------
                                                                                                   9,458,515
                                                                                               --------------

     ELECTRICAL COMPONENTS & EQUIPMENT    3.0%
     Acuity Brands, Inc.                                                        201,000            6,391,800
     General Cable Corp. (a)                                                    157,260            3,098,022
                                                                                               --------------
                                                                                                   9,489,822
                                                                                               --------------

     ELECTRONIC EQUIPMENT MANUFACTURERS    1.4%
     Lipman Electronic Engineering (Israel) (a)                                 146,500            3,409,055
     Paxar Corp. (a)                                                             50,700              995,241
                                                                                               --------------
                                                                                                   4,404,296
                                                                                               --------------

     ELECTRONIC MANUFACTURING SERVICES    0.6%
     Methode Electronics, Inc.                                                  187,600            1,870,372
                                                                                               --------------

     GAS UTILITIES    1.9%
     AGL Resources, Inc.                                                        107,000            3,724,670
     UGI Corp.                                                                  113,300            2,333,980
                                                                                               --------------
                                                                                                   6,058,650
                                                                                               --------------

     HEALTH CARE EQUIPMENT    1.7%
     Bio-Rad Laboratories, Inc., Class A (a)                                     82,510            5,399,455
                                                                                               --------------

     HEALTH CARE FACILITIES    0.4%
     Kindred Healthcare, Inc. (a)                                                43,300            1,115,408
                                                                                               --------------

     HEALTH CARE SERVICES    2.7%
     Apria Healthcare Group, Inc. (a)                                           355,200            8,563,872
                                                                                               --------------

     HEALTH CARE SUPPLIES    0.6%
     West Pharmaceutical Services, Inc.                                          76,000            1,902,280
                                                                                               --------------

     HOME FURNISHINGS    0.2%
     Pier 1 Imports, Inc.                                                        79,700              695,781
                                                                                               --------------

     HOTELS, RESORTS & CRUISE LINES    2.7%
     Intrawest Corp. (Canada)                                                   291,600            8,441,820
                                                                                               --------------

     HOUSEHOLD PRODUCTS    0.9%
     Central Garden & Pet Co. (a)                                                59,600            2,738,024
                                                                                               --------------

     INDUSTRIAL MACHINERY    3.9%
     Albany International Corp., Class A                                        125,200            4,527,232
     CIRCOR International, Inc.                                                 143,763            3,688,959
     Watts Water Technologies, Inc., Class A                                    135,400            4,101,266
                                                                                               --------------
                                                                                                  12,317,457
                                                                                               --------------

     IT CONSULTING & OTHER SERVICES    2.7%
     Gartner, Inc. (a)                                                          207,800            2,680,620
     MAXIMUS, Inc.                                                              156,200            5,730,978
                                                                                               --------------
                                                                                                   8,411,598
                                                                                               --------------

     LIFE & HEALTH INSURANCE    1.6%
     Conseco, Inc. (a)                                                          220,000            5,097,400
                                                                                               --------------

     MARINE    0.5%
     American Commercial Lines, Inc. (a)                                         56,100            1,699,269
                                                                                               --------------

     MULTI-UTILITIES    1.5%
     Avista Corp.                                                                94,300            1,670,053
     PNM Resources, Inc.                                                        125,750            3,079,618
                                                                                               --------------
                                                                                                   4,749,671
                                                                                               --------------

     OFFICE SERVICES & SUPPLIES    0.3%
     Acco Brands Corp. (a)                                                       34,300              840,350
                                                                                               --------------

     OIL & GAS EQUIPMENT & SERVICES    2.8%
     Superior Energy Services, Inc. (a)                                         182,520            3,842,046
     Universal Compression Holdings, Inc. (a)                                   121,570            4,998,958
                                                                                               --------------
                                                                                                   8,841,004
                                                                                               --------------

     OIL & GAS EXPLORATION & PRODUCTION    2.8%
     Denbury Resources, Inc. (a)                                                193,800            4,414,764
     St. Mary Land & Exploration Co.                                            119,040            4,381,862
                                                                                               --------------
                                                                                                   8,796,626
                                                                                               --------------

     PACKAGED FOODS & MEATS    0.5%
     Ralcorp Holdings, Inc. (a)                                                  36,800            1,468,688
                                                                                               --------------

     PAPER PACKAGING    1.1%
     Rock-Tenn Co., Class A                                                     256,000            3,494,400
                                                                                               --------------

     PERSONAL PRODUCTS    2.5%
     Elizabeth Arden, Inc. (a)                                                  215,100            4,314,906
     NBTY, Inc. (a)                                                             210,700            3,423,875
                                                                                               --------------
                                                                                                   7,738,781
                                                                                               --------------

     PROPERTY & CASUALTY INSURANCE    3.3%
     NYMAGIC, Inc.                                                               79,600            1,973,284
     ProAssurance Corp. (a)                                                      78,899            3,837,647
     United American Indemnity (Cayman Islands) (a)                             242,047            4,443,983
                                                                                               --------------
                                                                                                  10,254,914
                                                                                               --------------

     PUBLISHING    1.9%
     ADVO, Inc.                                                                  72,200            2,034,596
     Proquest Co. (a)                                                           145,500            4,060,905
                                                                                               --------------
                                                                                                   6,095,501
                                                                                               --------------

     REAL ESTATE INVESTMENT TRUSTS    3.8%
     Anthracite Capital, Inc.                                                   361,800            3,809,754
     LaSalle Hotel Properties                                                    59,300            2,177,496
     Meristar Hospitality Corp. (a)                                             346,300            3,255,220
     Parkway Properties, Inc.                                                    67,400            2,705,436
                                                                                               --------------
                                                                                                  11,947,906
                                                                                               --------------

     REGIONAL BANKS    3.7%
     Alabama National Bank Corp.                                                 24,700            1,599,572
     Central Pacific Financial Corp.                                             43,300            1,555,336
     Greater Bay Bancorp                                                         70,400            1,803,648
     Integra Bank Corp.                                                          84,780            1,809,205
     MB Financial Corp.                                                          51,050            1,807,170
     Provident Bankshares Corp.                                                  50,800            1,715,516
     Westamerica Bancorp                                                         22,000            1,167,540
                                                                                               --------------
                                                                                                  11,457,987
                                                                                               --------------

     REINSURANCE    2.4%
     Max Re Capital Ltd. (Bermuda)                                              175,700            4,562,929
     Platinum Underwriters Holdings Ltd. (Bermuda)                               78,000            2,423,460
     Reinsurance Group of America, Inc.                                          13,400              639,984
                                                                                               --------------
                                                                                                   7,626,373
                                                                                               --------------

     RESTAURANTS    2.7%
     AFC Enterprises, Inc. (a)                                                  316,800            4,790,016
     Denny's Corp. (a)                                                          931,200            3,752,736
                                                                                               --------------
                                                                                                   8,542,752
                                                                                               --------------

     SPECIALIZED CONSUMER SERVICES    1.4%
     Jackson Hewitt Tax Service, Inc.                                           163,500            4,530,585
                                                                                               --------------

     SPECIALTY CHEMICALS    1.6%
     Cytec Industries, Inc.                                                     101,800            4,848,734
                                                                                               --------------

     SYSTEMS SOFTWARE    0.9%
     Hummingbird Ltd. (Canada) (a)                                              124,550            2,712,699
                                                                                               --------------

     THRIFTS & MORTGAGE FINANCE    2.7%
     First Niagara Financial Group, Inc.                                        214,783            3,107,910
     Provident New York Bancorp                                                 138,110            1,520,591
     Triad Guaranty, Inc. (a)                                                    86,499            3,805,091
                                                                                               --------------
                                                                                                   8,433,592
                                                                                               --------------

     TRUCKING    1.8%
     Laidlaw International, Inc.                                                248,500            5,772,655
                                                                                               --------------

     WIRELESS TELECOMMUNICATION SERVICES    0.6%
     Syniverse Hldgs, Inc. (a)                                                   92,900            1,941,610
                                                                                               --------------

     TOTAL LONG-TERM INVESTMENTS    97.4%
        (Cost $227,075,861)                                                                      305,125,675

     REPURCHASE AGREEMENT    3.3%

     State Street Bank & Trust Co. ($10,244,000 par collateralized by
     U.S. Government obligations in a pooled cash account, interest rate
     of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $10,248,689)                             10,244,000
        (Cost $10,244,000)                                                                     --------------

     TOTAL INVESTMENTS    100.7%
        (Cost $237,319,861)                                                                      315,369,675

     LIABILITIES IN EXCESS OF OTHER ASSETS    (0.7%)                                              (2,224,436)
                                                                                               --------------

     NET ASSETS    100.0%                                                                      $ 313,145,239
                                                                                               ==============

     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

VAN KAMPEN UTILITY FUND

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)



DESCRIPTION                                                                           SHARES                VALUE

COMMON STOCKS    97.1%
DIVERSIFIED METALS & MINING    1.7%
                 Peabody Energy Corp.                                                     40,000   $        3,296,800
                                                                                                   -------------------

ELECTRIC UTILITIES    28.1%
                 Allegheny Energy, Inc. (a)                                               80,000            2,532,000
                 American Electric Power Co., Inc.                                       116,455            4,319,316
                 Cinergy Corp.                                                            75,000            3,184,500
                 DPL, Inc.                                                                87,000            2,262,870
                 Edison International, Inc.                                              150,000            6,541,500
                 Entergy Corp.                                                            80,000            5,492,000
                 Exelon Corp.                                                            115,000            6,111,100
                 FirstEnergy Corp.                                                        90,872            4,451,819
                 FPL Group, Inc.                                                         150,116            6,238,821
                 Pinnacle West Capital Corp.                                              65,000            2,687,750
                 PPL Corp.                                                               200,842            5,904,755
                 Southern Co.                                                            127,600            4,406,028
                                                                                                   -------------------
                                                                                                           54,132,459
                                                                                                   -------------------

GAS UTILITIES    9.2%
                 AGL Resources, Inc.                                                     130,000            4,525,300
                 Equitable Resources, Inc.                                               125,000            4,586,250
                 New Jersey Resources Corp.                                               85,000            3,560,650
                 Questar Corp.                                                            68,000            5,147,600
                                                                                                   -------------------
                                                                                                           17,819,800
                                                                                                   -------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    10.7%
                 AES Corp. (a)                                                           245,000            3,878,350
                 Constellation Energy Group, Inc.                                         96,700            5,569,920
                 NRG Energy, Inc. (a)                                                    110,000            5,183,200
                 TXU Corp.                                                               120,000            6,022,800
                                                                                                   -------------------
                                                                                                           20,654,270
                                                                                                   -------------------

INTEGRATED TELECOMMUNICATION SERVICES    11.1%
                 AT&T, Inc.                                                              129,400            3,169,006
                 BellSouth Corp.                                                         110,800            3,002,680
                 CenturyTel, Inc.                                                         40,000            1,326,400
                 Sprint Corp.                                                            246,050            5,747,728
                 Telefonica SA - ADR (Spain)                                              60,000            2,698,578
                 Telefonos de Mexico SA de CV - ADR (Mexico)                             140,000            3,455,200
                 Verizon Communications, Inc.                                             65,000            1,957,800
                                                                                                   -------------------
                                                                                                           21,357,392
                                                                                                   -------------------

MULTI-UTILITIES    26.1%
                 Ameren Corp.                                                             83,000              4,252,920
                 CMS Energy Corp. (a)                                                    120,000              1,741,200
                 Consolidated Edison, Inc.                                                65,600              3,039,248
                 Dominion Resources, Inc.                                                 83,000              6,407,600
                 KeySpan Corp.                                                            60,200              2,148,538
                 MDU Resources Group, Inc.                                               135,000              4,419,900
                 NSTAR                                                                   138,200              3,966,340
                 PG&E Corp.                                                              130,000              4,825,600
                 PNM Resources, Inc.                                                     115,600              2,831,044
                 SCANA Corp.                                                             133,000              5,237,540
                 Sempra Energy                                                           120,000              5,380,800
                 TECO Energy, Inc.                                                        93,000              1,597,740
                 Wisconsin Energy Corp.                                                  115,000              4,491,900
                                                                                                    -------------------
                                                                                                             50,340,370
                                                                                                    -------------------

OIL & GAS EXPLORATION & PRODUCTION    1.3%
                 Burlington Resources, Inc.                                               30,000              2,586,000
                                                                                                    -------------------

OIL & GAS STORAGE & TRANSPORTATION    4.3%
                 Kinder Morgan, Inc.                                                      45,000              4,137,750
                 Williams Cos., Inc.                                                     175,500              4,066,335
                                                                                                    -------------------
                                                                                                              8,204,085
                                                                                                    -------------------

WIRELESS TELECOMMUNICATION SERVICES    4.6%
                 ALLTEL Corp.                                                             64,300              4,057,330
                 Crown Castle International Corp. (a)                                    135,000              3,632,850
                 Vodafone Group PLC - ADR (United Kingdom)                                50,000              1,077,255
                                                                                                    -------------------
                                                                                                              8,767,435
                                                                                                    -------------------

TOTAL COMMON STOCKS                                                                                         187,158,611
                                                                                                    -------------------

PAR
AMOUNT
(000)            DESCRIPTION                                          COUPON         MATURITY              VALUE
                 CONVERTIBLE CORPORATE OBLIGATION    0.8%
                 ELECTRIC UTILITIES    0.8%
      $  1,300
                 Reliant Energy, Inc., 144A - Private Placement
                 (Convertible into 136,254 common shares) (b)         5.000%         08/15/10       $         1,602,250
                                                                                                    -------------------

TOTAL LONG-TERM INVESTMENTS    97.9%
   (Cost $143,179,984)                                                                                      188,760,861

REPURCHASE AGREEMENT    2.3%

                 State Street Bank & Trust Co. ($4,431,000 par
                 collateralized by U.S. Government obligations in a
                 pooled cash account, interest rate of 4.12%, dated
                 12/30/05, to be sold on 01/03/06 at $4,433,028)                     4,431,000
                     (Cost $4,431,000)                                            ------------


TOTAL INVESTMENTS    100.2%
   (Cost $147,610,984)                                                             193,191,861

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                       (377,927)
                                                                                  ------------

NET ASSETS    100.0%                                                              $192,813,934
                                                                                  ============




     Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

(b)  144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR  - American Depositary Receipt

Van Kampen Value Opportunities Fund
Portfolio of Investments December 31, 2005 (Unaudited)


                                                                 NUMBER OF
DESCRIPTION                                                       SHARES            VALUE
--------------------------------------------------------------------------------------------

COMMON STOCKS    90.0%
AIRLINES    1.8%
AMR Corp. (a)                                                      88,000       $  1,956,240
Continental Airlines, Inc., Class B (a)                            94,000          2,002,200
                                                                                ------------
                                                                                   3,958,440
                                                                                ------------

ALUMINUM    2.0%
Alcoa, Inc.                                                       143,300          4,237,381
                                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS    0.6%
Jones Apparel Group, Inc.                                          44,687          1,372,785
                                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS    1.0%
Bank of New York Co., Inc.                                         69,200          2,204,020
                                                                                ------------

BREWERS    1.2%
Molson Coors Brewing Co., Class B                                  38,300          2,565,717
                                                                                ------------

BROADCASTING & CABLE TV    4.0%
Clear Channel Communications, Inc.                                142,000          4,465,900
Comcast Corp., Class A (a)                                         82,300          2,136,508
Liberty Media Corp., Class A (a)                                  249,500          1,963,565
                                                                                ------------
                                                                                   8,565,973
                                                                                ------------

COMMUNICATIONS EQUIPMENT    1.0%
Cisco Systems, Inc. (a)                                           111,000          1,900,320
Nokia Corp. - ADR (Finland)                                        16,250            297,375
                                                                                ------------
                                                                                   2,197,695
                                                                                ------------

COMPUTER HARDWARE    1.2%
Dell, Inc. (a)                                                     83,500          2,504,165
                                                                                ------------

CONSTRUCTION & ENGINEERING    1.1%
Chicago Bridge & Iron Co. N.V. (Netherlands)                       90,300          2,276,463
                                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES    1.0%
Affiliated Computer Services, Inc., Class A (a)                    37,400          2,213,332
                                                                                ------------

DIVERSIFIED BANKS    3.7%
Bank of America Corp.                                              94,800          4,375,020
Wachovia Corp.                                                     65,100          3,441,186
                                                                                ------------
                                                                                   7,816,206
                                                                                ------------

DIVERSIFIED CHEMICALS    1.7%
Du Pont (E.I.) de Nemours & Co.                                        87,300            3,710,250
                                                                                      ------------

ELECTRIC UTILITIES    1.6%
American Electric Power Co., Inc.                                      41,300            1,531,817
FirstEnergy Corp.                                                      36,500            1,788,135
                                                                                      ------------
                                                                                         3,319,952
                                                                                      ------------

ELECTRONIC MANUFACTURING SERVICES    1.0%
Kemet Corp. (a)                                                       303,320            2,144,472
                                                                                      ------------

GENERAL MERCHANDISE STORES    3.1%
Family Dollar Stores, Inc.                                            264,500            6,556,955
                                                                                      ------------

HEALTH CARE DISTRIBUTORS    0.2%
AmerisourceBergen Corp.                                                10,600              438,840
                                                                                      ------------

HOMEFURNISHING RETAIL    1.8%
Linens N Things, Inc. (a)                                             141,300            3,758,580
                                                                                      ------------

HOUSEHOLD PRODUCTS    1.3%
Kimberly-Clark Corp.                                                   45,700            2,726,005
                                                                                      ------------

HYPERMARKETS & SUPER CENTERS    1.8%
Wal-Mart Stores, Inc.                                                  83,600            3,912,480
                                                                                      ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    0.4%
Constellation Energy Group                                             14,100              812,160
                                                                                      ------------

INTEGRATED OIL & GAS    0.7%
Total SA - ADR (France)                                                12,200            1,542,080
                                                                                      ------------

INTEGRATED TELECOMMUNICATION SERVICES    9.0%
AT&T, Inc.                                                            296,300            7,256,387
Sprint Nextel Corp.                                                   218,230            5,097,853
Verizon Communications, Inc.                                          231,400            6,969,768
                                                                                      ------------
                                                                                        19,324,008
                                                                                      ------------

INVESTMENT BANKING & BROKERAGE    1.0%
Merrill Lynch & Co., Inc.                                              31,900            2,160,587
                                                                                      ------------

LIFE & HEALTH INSURANCE    0.4%
Torchmark Corp.                                                        15,300              850,680
                                                                                      ------------

MOVIES & ENTERTAINMENT    4.0%
Time Warner, Inc.                                                     178,800            3,118,272
Viacom, Inc., Class B                                                  87,800            2,862,280
Walt Disney Co.                                                       110,490            2,648,445
                                                                                      ------------
                                                                                         8,628,997
                                                                                      ------------

MULTI-LINE INSURANCE    1.1%
American International Group, Inc.                                     34,700            2,367,581
                                                                                      ------------

MULTI-UTILITIES    1.0%
CMS Energy Corp. (a)                                                  150,500            2,183,755
                                                                                      ------------

OTHER DIVERSIFIED FINANCIAL SERVICES    2.5%
Citigroup, Inc.                                                       112,000            5,435,360
                                                                                      ------------

PACKAGED FOODS & MEATS    2.9%
Kraft Foods, Inc., Class A                                             65,800            1,851,612
Unilever N.V. (Netherlands)                                            62,900            4,318,085
                                                                                      ------------
                                                                                         6,169,697
                                                                                      ------------

PAPER PACKAGING    4.1%
Smurfit-Stone Container Corp. (a)                                     620,900            8,798,153
                                                                                      ------------

PAPER PRODUCTS    3.6%
International Paper Co.                                               229,175            7,702,572
                                                                                      ------------

PHARMACEUTICALS    12.4%
Bristol-Myers Squibb Co.                                              248,600            5,712,828
GlaxoSmithKline Plc - ADR (United Kingdom)                            165,700            8,364,536
Pfizer, Inc.                                                           60,280            1,405,730
Roche Holdings, Inc. - ADR (Switzerland)                               32,000            2,395,235
Schering-Plough Corp.                                                 132,900            2,770,965
Watson Pharmaceuticals, Inc. (a)                                      123,800            4,024,738
Wyeth                                                                  41,030            1,890,252
                                                                                      ------------
                                                                                        26,564,284
                                                                                      ------------

PROPERTY & CASUALTY INSURANCE    3.0%
AMBAC Financial Group, Inc.                                            22,700            1,749,262
Chubb Corp.                                                            13,700            1,337,805
MBIA, Inc.                                                             56,400            3,393,024
                                                                                      ------------
                                                                                         6,480,091
                                                                                      ------------

PUBLISHING    1.7%
Scholastic Corp. (a)                                                  129,200            3,683,492
                                                                                      ------------

REINSURANCE    1.3%
Arch Capital Group, Ltd. (Bermuda) (a)                                 36,400            1,992,900
Renaissance Re Holdings, Ltd. (Bermuda)                                19,500              860,145
                                                                                      ------------
                                                                                         2,853,045
                                                                                      ------------

RESTAURANTS    2.6%
Outback Steakhouse, Inc.                                              131,300            5,463,393
                                                                                      ------------

SOFT DRINKS    1.3%
Coca-Cola Co.                                                          68,300            2,753,173
                                                                                      ------------

SPECIALTY CHEMICALS    0.7%
Rohm & Haas Co.                                                        31,200            1,510,704
                                                                                      ------------

THRIFTS & MORTGAGE FINANCE    4.2%
Fannie Mae                                                             25,600            1,249,536
Freddie Mac                                                            83,820            5,477,637
Hudson City Bancorp, Inc.                                             182,000            2,205,840
                                                                                      ------------
                                                                                         8,933,013
                                                                                      ------------

TOBACCO    1.0%
Altria Group, Inc.                                                     27,500            2,054,800
                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS    90.0%
   (Cost $181,980,471)                                                                 192,751,336

REPURCHASE AGREEMENT    10.8%
State Street Bank & Trust Co. ($23,183,000 par collateralized by
U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at
$23,193,613)                                                                            23,183,000
                                                                                      ------------
   (Cost $23,183,000)

TOTAL INVESTMENTS    100.8%
   (Cost $205,163,471)                                                                 215,934,336

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.8%)                                         (1,795,972)
                                                                                      ------------

NET ASSETS    100.0%                                                                  $214,138,364
                                                                                      ============


        Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR   - American Depositary Receipt

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006